Quarterly Information (Unaudited)	12 Months Ended
Jul. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)

Note 17 – Quarterly Information (Unaudited):

The following schedule sets forth certain unaudited financial data for the preceding eight quarters ending July 31, 2013. In our opinion, the unaudited information set forth below has been prepared on the same basis as the audited information and includes all adjustments necessary to present fairly the information set forth herein. The operating results for the quarter are not indicative of results for any future period.

	Q1	Q2	Q3	Q4
Fiscal Year July 31, 2013:
Revenues, net	$ -0-	$ -0-	$ -0-	$ -0-
Operating Loss	$ (1,940,031)	$ (1,290,780)	$ (1,433,640)	$ (1,464,908)
Net Income/(Loss)	$ (656,199)	$ (5,640,985)	$ 1,297,448	$ (3,554,586)
Net Loss available to common stockholders	$ (758,496)	$ (5,640,985)	$ 1,297,448	$ (5,174,763)
Net Loss per share	$ 0.002	$ (0.015)	$ 0.003	$ (0.007)
Fiscal Year July 31, 2012:
Revenues, net	$ 9,931	$ 4,958	$ 7,012	$ 6,750
Operating Loss	$ (3,469,778)	$ (1,786,231)	$ (2,466,270)	$ (2,301,769)
Net Income/(Loss)	$ 336,354	$ (9,118,651)	$ 867,857	$ (1,575,838)
Net Loss available to common stockholders	$ 336,354	$ (9,118,651)	$ 491,111	$ (1,575,838)
Net Loss per share	$ 0.001	$ (0.028)	$ 0.003	$ (0.005)